Long Term Bank Loan	12 Months Ended
Dec. 31, 2011
Long-Term Bank Loan [Abstract]
Long-Term Bank Loan

NOTE 6—LONG-TERM BANK LOAN

On July 22, 2008, in connection with the completion of the PDI Acquisition, the Company and Israel Discount Bank Ltd. ("IDB") entered into a Financing Agreement (the "Financing Agreement"), pursuant to which the Company borrowed $160.0 million. The Financing Agreement was amended by the Financing Agreement—First Amendment, entered into by the same parties and signed on February 22, 2009 (the "Financing Agreement First Amendment"); and both the Financing Agreement and the Financing Agreement First Amendment were subsequently replaced and superseded by the Amended Financing Agreement, entered into and signed on December 21, 2009 by the same parties, as amended on May 27, 2010 and February 15, 2011 (the "Amended Financing Agreement"). References in these financial statements to the "Loan Agreements" are intended to be to the Financing Agreement, as amended by the Financing Agreement First Amendment, both as replaced and superseded by the Amended Financing Agreement.

In 2011, the Company repaid $32.0 million principal amount under the Loan Agreements and a net remaining principal amount of $96.0 million was outstanding at December 31, 2011, repayable over the period ending December 21, 2014. As of December 31, 2011, the interest rate on $36.0 million of this debt is fixed at a rate of 4.88% and the interest rate on the remaining $60.0 million is variable. The interest rate on that portion of the loan which bears variable interest under the Loan Agreements is based on IDB's cost (which is determined with reference to the London Interbank Offered Rate) plus 2%. The actual interest rate on the outstanding variable rate debt at December 31, 2011 was 3.59%; and at December 31, 2010 was 3.32%.

The Loan Agreements contain provisions pursuant to which the Company has agreed to comply with various affirmative and negative covenants, including certain financial covenants, reporting requirements and covenants that restrict the creation of charges and pledges (other than certain specific charges as listed therein) on its assets in favor of others, the sale of certain assets and certain acquisition and merger activities without IDB's consent. These covenants generally apply until the loan is repaid in full. The financial covenants require that the Company's shareholders' equity (defined by reference to the Company's consolidated financial statements as including loans made by the shareholders to the Company that are subordinate to the bank financing after deducting loans made by the Company to the shareholders and shareholder withdrawals of any type whatsoever) for each quarter commencing from the consolidated balance sheet as of March 31, 2011 shall be no less than the greater of $300.0 million or 30% of the total assets as reflected on the Company's consolidated balance sheet.

The financial covenants also require that the Company's annual consolidated EBITDA (as defined below) commencing from the year ended December 31, 2011 and onwards shall be no less than $40.0 million. This covenant is to be tested annually by reference to the consolidated financial statements as of the end of each calendar year.

The financial covenants also require that the ratio between the Company's Financial Debt (as defined below) and EBITDA beginning as of December 31, 2011 shall not exceed five.

For these purposes, 'EBITDA' is defined as the cumulative amount of the Company's operating income (loss) from current operations as determined pursuant to its consolidated financial statements with respect to the four consecutive calendar quarters ending on the date of the Company's latest financial statements, before financial income (expenses) (i.e., interest, linkage differentials, exchange rate differentials and fees) and taxes and after adding depreciation and amortization costs of fixed assets and intangible assets, write-downs and impairment charges of investments, tangible assets, goodwill, intellectual property and other intangible assets, inventory write-offs, compensation costs for equity awards, in-process research and development charges (not including current research and development expenses), charges due to changes in accounting principles, restructuring charges and losses (gains) from discontinued operations.

For these purposes 'Financial Debt' is defined as the Company's liabilities, as provided in its consolidated financial statements, to banks, financial institutions, affiliates, financial leasing and/or through the issue of debt securities.

In addition, the Company is required at all times to keep and maintain a cash reserve (or cash equivalent) that is free and clear of any liens, charges or pledges (other than in favor of IDB) in an aggregate amount exceeding the total amount of the principal and interest due on its Financial Debt within the immediately following one year period, as determined in accordance with the Company's consolidated balance sheet.

As part of the Loan Agreements, the Company created a floating charge on all of its assets and a fixed charge on the shares of PDI held by Orbotech, Inc. as security for repayment of amounts due to IDB under the Loan Agreements. These charges will remain in place as security for the repayment of amounts under the Loan Agreements.

As of December 31, 2011, the Company was in compliance in all respects with the covenants in the Loan Agreements.